Share capital - Options outstanding (Details) - Stock options	9 Months Ended
	Sep. 30, 2022 $ / shares shares	Sep. 30, 2022 $ / shares shares
Disclosure of classes of share capital [line items]
Number of options outstanding	12,616,414	12,616,414
Number of options exercisable	8,880,598	8,880,598
Exercise price $ 0.80
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 0.80
Weighted average contractual life	2 months 12 days
Number of options outstanding	277,273	277,273
Number of options exercisable	277,273	277,273
Exercise price $ 2.00
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 2.00
Weighted average contractual life	1 year 6 months 18 days
Number of options outstanding	80,214	80,214
Number of options exercisable	80,214	80,214
Exercise price $ 1.50
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 1.50
Weighted average contractual life	6 years 9 months 10 days
Number of options outstanding	1,021,000	1,021,000
Number of options exercisable	369,555	369,555
Exercise price $ 1.91
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 1.91
Weighted average contractual life	5 years 1 month 20 days
Number of options outstanding	2,955,000	2,955,000
Number of options exercisable	2,649,446	2,649,446
Exercise price $ 1.94
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 1.94
Weighted average contractual life	6 years 6 months 18 days
Number of options outstanding	597,002	597,002
Number of options exercisable	217,158	217,158
Exercise price $ 2.13
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 2.13
Weighted average contractual life	6 years 4 months 6 days
Number of options outstanding	115,466	115,466
Number of options exercisable	49,506	49,506
Exercise price $ 2.20
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 2.20
Weighted average contractual life	6 years 6 months 3 days
Number of options outstanding	500,000	500,000
Number of options exercisable	212,962	212,962
Exercise price $2.45
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 2.45
Weighted average contractual life	3 years 10 months 6 days
Number of options outstanding	1,250,000	1,250,000
Number of options exercisable	1,250,000	1,250,000
Exercise price $ 2.53
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 2.53
Weighted average contractual life	3 years 10 months 9 days
Number of options outstanding	75,000	75,000
Number of options exercisable	75,000	75,000
Exercise price $ 2.62
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 2.62
Weighted average contractual life	11 months 23 days
Number of options outstanding	700,000	700,000
Number of options exercisable	700,000	700,000
Exercise price, $ 3.01
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 3.01
Weighted average contractual life	7 years 8 months 1 day
Number of options outstanding	1,500,000	1,500,000
Number of options exercisable	0	0
Exercise price $ 3.40
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 3.40
Weighted average contractual life	3 years 5 months 19 days
Number of options outstanding	1,035,000	1,035,000
Number of options exercisable	1,035,000	1,035,000
Exercise price $3.41
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 3.41
Weighted average contractual life	4 years 9 months 21 days
Number of options outstanding	772,729	772,729
Number of options exercisable	619,638	619,638
Exercise Price $ 3.55
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 3.55
Weighted average contractual life	5 years 9 months 14 days
Number of options outstanding	75,000	75,000
Number of options exercisable	30,420	30,420
Exercise Price $ 3.56
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 3.56
Weighted average contractual life	6 years 1 month 13 days
Number of options outstanding	247,393	247,393
Number of options exercisable	124,909	124,909
Exercise Price $3.77
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 3.77
Weighted average contractual life	5 years 1 month 13 days
Number of options outstanding	165,000	165,000
Number of options exercisable	131,462	131,462
Exercise Price $ 4.15
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 4.15
Weighted average contractual life	8 years 6 months 25 days
Number of options outstanding	755,000	755,000
Number of options exercisable	607,080	607,080
Exercise Price $ 5.00
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 5.00
Weighted average contractual life	1 year 2 months 1 day
Number of options outstanding	193,629	193,629
Number of options exercisable	193,629	193,629
Exercise Price $7.23
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 7.23
Weighted average contractual life	5 years 3 months 10 days
Number of options outstanding	101,721	101,721
Number of options exercisable	75,061	75,061
Exercise Price $ 7.75
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 7.75
Weighted average contractual life	5 years 4 months 20 days
Number of options outstanding	92,487	92,487
Number of options exercisable	74,785	74,785
Exercise Price $ 9.60
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 9.60
Weighted average contractual life	2 years 2 months 4 days
Number of options outstanding	107,500	107,500
Number of options exercisable	107,500	107,500